Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Notes and other explanatory information [abstract]
Schedule of subsidiaries

Name	Registered Office	Nature of Business	Notes
Midatech Limited	1 Caspian Point, Caspian Way, Cardiff, CF10 4DQ	Trading company
PharMida AG	c/o Kellerhals, Hirschgässlein 11, 4051 Basel, Switzerland	Dormant	(a) (b)
Midatech Pharma (Wales) Limited	1 Caspian Point, Caspian Way, Cardiff, CF10 4DQ	Trading company
Biodexa Limited (formerly Biodexa Pharmaceuticals Limited)	1 Caspian Point, Caspian Way, Cardiff, CF10 4DQ	Dormant